1801 California St., Suite 5200

Denver, Colorado 80202

April 17, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the "Registrant")
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 282 under the Securities Act of 1933, as amended (the "Securities Act"), and Amendment No. 283 under the Investment Company Act of 1940, as amended (the "1940 Act"), to the Registration Statement on Form N-1A (the "Amendment"). The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on June 30, 2020 pursuant to Rule 485(a)(2). No fees are required in connection with this filing.

The purpose of the Amendment is to register two new series to the Registrant designated as Transamerica High Yield ESG and Transamerica Sustainable Bond. Each series will offer Class A, Class C, Class I, Class I2, Class R, Class R3, Class R4 and Class R6 shares .

Please direct any comments or questions concerning this filing to the undersigned at 720-493-4249.

Very truly yours,

/s/ Rhonda A. Mills

Rhonda A. Mills

Assistant General Counsel

Transamerica Asset Management, Inc.